Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.57513%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,820,303.16

Principal:
Principal Collections	$30,152,769.30
Prepayments in Full	$13,871,425.22
Liquidation Proceeds	$410,747.41
Recoveries	$53,533.44
Sub Total	$44,488,475.37
Collections	$47,308,778.53

Purchase Amounts:
Purchase Amounts Related to Principal	$94,420.76
Purchase Amounts Related to Interest	$605.59
Sub Total	$95,026.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,403,804.88

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,403,804.88
Servicing Fee	$1,031,411.74	$1,031,411.74	$0.00	$0.00	$46,372,393.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,372,393.14
Interest - Class A-2a Notes	$289,951.65	$289,951.65	$0.00	$0.00	$46,082,441.49
Interest - Class A-2b Notes	$164,181.96	$164,181.96	$0.00	$0.00	$45,918,259.53
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$44,984,782.03
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$44,665,498.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,665,498.03
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$44,557,065.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,557,065.11
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$44,480,169.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,480,169.28
Regular Principal Payment	$40,619,443.09	$40,619,443.09	$0.00	$0.00	$3,860,726.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,860,726.19
Residual Released to Depositor	$0.00	$3,860,726.19	$0.00	$0.00	$0.00
Total		$47,403,804.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,619,443.09
Total					$40,619,443.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,819,442.73	$54.88	$289,951.65	$0.55	$29,109,394.38	$55.43
Class A-2b Notes	$11,800,000.36	$54.88	$164,181.96	$0.76	$11,964,182.32	$55.64
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$40,619,443.09	$22.01	$1,892,223.86	$1.03	$42,511,666.95	$23.04

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$193,301,100.47	0.3681225	$164,481,657.74	0.3132387
Class A-2b Notes	$79,146,327.55	0.3681225	$67,346,327.19	0.3132387
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,099,407,428.02	0.5956717	$1,058,787,984.93	0.5736636

Pool Information
Weighted Average APR	2.823%	2.815%
Weighted Average Remaining Term	45.24	44.41
Number of Receivables Outstanding	58,817	57,714
Pool Balance	$1,237,694,092.41	$1,192,490,908.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,144,899,408.22	$1,103,601,917.36
Pool Factor	0.6196702	0.5970385

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$88,888,990.96
Targeted Overcollateralization Amount	$133,702,923.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$133,702,923.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		141	$673,821.40
(Recoveries)		54	$53,533.44
Net Loss for Current Collection Period			$620,287.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6014%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4419%
Second Prior Collection Period			0.6293%
Prior Collection Period			0.6134%
Current Collection Period			0.6126%
Four Month Average (Current and Prior Three Collection Periods)			0.5743%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1990	$6,423,587.18
(Cumulative Recoveries)			$464,630.46
Cumulative Net Loss for All Collection Periods			$5,958,956.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2983%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,227.93
Average Net Loss for Receivables that have experienced a Realized Loss			$2,994.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	568	$13,029,094.28
61-90 Days Delinquent	0.12%	59	$1,404,097.88
91-120 Days Delinquent	0.01%	5	$137,059.75
Over 120 Days Delinquent	0.03%	17	$392,892.95
Total Delinquent Receivables	1.25%	649	$14,963,144.86

Repossession Inventory:
Repossessed in the Current Collection Period		36	$944,078.76
Total Repossessed Inventory		61	$1,593,984.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0984%
Prior Collection Period			0.1428%
Current Collection Period			0.1403%
Three Month Average			0.1272%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1622%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer